CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (CAPITAL DEFICIENCY) (USD $) In Thousands, except Share data	Total	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
BALANCE at Dec. 31, 2008	$ 134	$ 5	$ 15,961	$ (15,832)
BALANCE, shares at Dec. 31, 2008		47,061,936
Net loss	(2,724)			(2,724)
Exercise of options by employees
Exercise of options by employees, shares		458,722
Employee and non-employee share-based compensation expenses	594		594
Employee and non-employee share-based compensation expenses, shares
Redemption of beneficial conversion feature of convertible loan	(308)		(308)
Issuance of ordinary shares, net of issuance cost	965		965
Issuance of ordinary shares, net of issuance cost, shares		817,722
BALANCE at Dec. 31, 2009	(1,339)	5	17,212	(18,556)
BALANCE, shares at Dec. 31, 2009		48,338,380
Net loss	(3,420)			(3,420)
Employee and non-employee share-based compensation expenses	1,640		1,640
Employee and non-employee share-based compensation expenses, shares
Issuance of warrants, net of $23 issuance costs	424		424
Issuance of ordinary shares, net of issuance cost	1,781		1,781
Issuance of ordinary shares, net of issuance cost, shares		1,525,421
BALANCE at Dec. 31, 2010	(914)	5	21,057	(21,976)
BALANCE, shares at Dec. 31, 2010	49,863,801	49,863,801
Net loss	(14,665)			(14,665)
Exercise of options by employees	1,500		1,500
Exercise of options by employees, shares		1,000,000
Employee and non-employee share-based compensation expenses	11,606	1	11,605
Employee and non-employee share-based compensation expenses, shares		2,993,785
Issuance of shares and warrants, net of $2,835 issuance costs	7,654	1	7,653
Issuance of shares and warrants, net of $2,835 issuance costs, shares		12,992,269
Issuance of ordinary shares, net of issuance cost	805		805
Issuance of ordinary shares, net of issuance cost, shares		802,866
Conversion of convertible loans	768		768
Conversion of convertible loans, shares		526,225
BALANCE at Dec. 31, 2011	6,754	7	43,388	(36,641)
BALANCE, shares at Dec. 31, 2011	68,178,946	68,178,946
Net loss	(7,081)			(7,081)
Employee and non-employee share-based compensation expenses	1,944		1,944
Acquisition and cancellation of shares	(21)		(21)
Acquisition and cancellation of shares, shares	(18,785)	(18,785)
Beneficial conversion feature of convertible loan	3,790		3,790
BALANCE at Jun. 30, 2012	$ 5,386	$ 7	$ 49,101	$ (43,722)
BALANCE, shares at Jun. 30, 2012	68,160,161	68,160,161